Revenue and Related Matters - Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred Revenue, Revenue Recognized	$ 7.7	$ 5.5